As filed with the U.S. Securities and Exchange Commission on November 26, 2018

Securities Act File No. 333-225643

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

BLACKROCK VARIABLE SERIES FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BLACKROCK VARIABLE SERIES FUNDS, INC.

55 East 52nd Street,

New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

Title of securities being registered: Class I shares of Common Stock, par value $0.10 per share, of each of BlackRock Government Money Market V.I. Fund, BlackRock International Index V.I. Fund, BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund, series of the Registrant.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

EXPLANATORY NOTE

Part A — Combined Prospectus/Proxy Statement and Part B — Statement of Additional Information, each in the form filed on August 14, 2018 pursuant to Rule 497 under the Securities Act of 1933, as amended (File No. 333-225643), are incorporated herein by reference.

This Amendment is being filed in order to file, as Exhibit 12(a), 12(b), 12(c), 12(d) and 12(e) to this Registration Statement, the Opinions of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys’ fees and judgments, fines and amounts paid in settlement actually and reasonable expenses actually incurred by the corporate representative in connection with the proceeding, unless it is established that (i) the act or omission of the corporate representative was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; (ii) the corporate representative actually received an improper personal benefit in money, property or services; or (iii) in the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. Under each Distribution Agreement, the Registrant has agreed to indemnify the Distributor against any loss, liability, claim, damage or expense arising out of any untrue statement of a material fact, or an omission to state a material fact, in any registration statement, prospectus or report to shareholders of the Registrant. Reference is made to Article VI of Registrant’s Certificate of Incorporation, Article VI of Registrant’s Bylaws, Section 2-418 of the Maryland General Corporation Law and Section 9 of each Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Article IV, Section 1 of the Registrant’s Bylaws provides:

Section 1. No Personal Liability of Directors or Officers. No Director, advisory board member or officer of the Fund shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Fund or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the assets of the Fund for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Director, advisory board member or officer, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, such person shall not, on account thereof, be held to any personal liability. Any repeal or modification of the Charter or this Article IV Section 1 shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 2 of the Registrant’s Bylaws further provides:

Section 2. Mandatory Indemnification.

The Fund hereby agrees to indemnify each person who is or was a Director, advisory board member or officer of the Fund (each such person being an “Indemnitee”) to the full extent permitted under applicable law against any and all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and legal fees and expenses reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while acting in any capacity set forth in this Article IV by reason of having acted in any such capacity, whether such liability or expense is asserted before or after service, except with respect to any matter as to which such person shall not have acted in good faith in the reasonable belief that his or her action was in the best interest of the Fund or, in the case of any criminal proceeding, as to which such person shall have had reasonable cause to believe that the conduct was unlawful; provided, however, that no Indemnitee shall be indemnified hereunder against any liability to any person or any expense of such Indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of the Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any Indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such Indemnitee (A) was authorized by a majority of the Directors or (B) was instituted by the Indemnitee to enforce his or her rights to indemnification hereunder in a case in which the Indemnitee is found to be entitled to such indemnification. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which such person reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person’s conduct was unlawful.

Notwithstanding the foregoing, no indemnification shall be made hereunder in any action that is disposed of by a settlement, compromise payment, consent decree, or otherwise unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such Indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (A) a majority vote of a quorum of those Directors who are both Independent Directors and not parties to the proceeding (“Independent Non-Party Directors”), that the Indemnitee is entitled to indemnification hereunder, or (B) if such quorum is not obtainable or even if obtainable, if such majority so directs, a Special Counsel in a written opinion concludes that the Indemnitee should be entitled to indemnification hereunder.

Notwithstanding the foregoing, to the extent that an Indemnitee has been successful on the merits or otherwise in defense of any action, suit or proceeding described above, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection therewith, without the necessity of authorization in the specific case.

The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder, to the full extent permitted under applicable law, only if the Fund receives a written affirmation by the Indemnitee of the Indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking by the Indemnitee to reimburse the Fund if it shall ultimately be determined that the standards of conduct necessary for indemnification have not been met. In addition, at least one of the following conditions must be met: (i) the Indemnitee shall provide adequate security for his or her undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of the Independent Non-Party Directors, or if such quorum is not obtainable or even if obtainable, if a majority vote of such quorum so direct, Special Counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the Indemnitee ultimately will be found entitled to indemnification.

The rights accruing to any Indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under the Charter, these Bylaws or any statute, insurance policy, agreement, vote of Shareholders or Independent Directors or any other right to which such person may be lawfully entitled.

Subject to any limitations provided by the 1940 Act and the Charter, the Fund shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Fund or serving in any capacity at the request of the Fund to the full extent permitted for corporations organized under the corporations laws of the state in which the Fund was formed, provided that such indemnification has been approved by a majority of the Directors.

Any repeal or modification of the Charter or Section 2 of this Article IV shall not adversely affect any right or protection of any person who is or was a Director, any advisory board member or any officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 4 of the Registrant’s Bylaws further provides:

Section 4. Survival of Indemnification and Advancement of Expenses. The indemnification and advancement of expenses provided by, or granted pursuant to, this Article IV or the Charter shall continue as to a person who has ceased to be a Director, advisory board member or officer and shall inure to the benefit of the heirs, executors and personal and legal representatives of such a person.

Article IV, Section 5 of the Registrant’s Bylaws further provides:

Insurance. The Directors may maintain insurance for the protection of the Fund’s property, the Shareholders, Directors, officers, employees and agents in such amount as the Directors shall deem adequate to cover possible tort liability, and such other insurance as the Directors in their sole judgment shall deem advisable or is required by the 1940 Act. The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

Indemnification of BlackRock Advisors, LLC is provided for in Section 13 of the Fourth Amended and Restated Securities Lending Agency Agreement incorporated herein by reference as Exhibit 13(a).

Item 16.	Exhibits

Exhibit Number		Description

1(a)	—	Articles of Incorporation of Registrant is incorporated herein by reference to Exhibit 1 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

1(b)	—	Form of Articles Supplementary of Registrant is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement.

1(c)	—	Form of Articles of Amendment of Registrant is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 7 to the Registration Statement.

1(d)	—	Form of Articles Supplementary of Registrant is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 10 to the Registration Statement.

1(e)	—	Form of Articles Supplementary of Registrant is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 12 to the Registration Statement.

1(f)	—	Form of Articles Supplementary of Registrant is incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 16 to the Registration Statement (“Post-Effective Amendment No. 16”).

1(g)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the redesignation of shares of common stock as Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch World Income Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock and Merrill Lynch International Equity Focus Fund Common Stock are incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 20 to the Registration Statement.

1(h)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch International Bond Fund Common Stock and Merrill Lynch Intermediate Government Bond Fund Common Stock is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 21 to the Registration Statement filed on March 17, 1994.

1(i)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Index 500 Fund Common Stock are incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 26 to the Registration Statement filed on December 9, 1996.

1(j)	—	Form of Articles of Amendment to Registrant’s Articles of Incorporation relating to the reclassification of Merrill Lynch Flexible Strategy Fund Common Stock as Merrill Lynch Global Strategy Focus Fund Common Stock, the reclassification of the Merrill Lynch International Bond Fund Common Stock as Merrill Lynch World Income Focus Fund Common Stock, the change in name of the class of shares of common stock designated as Merrill Lynch Intermediate Government Bond Fund to Merrill Lynch Government Bond Fund, and the change in the name of the class of shares of common stock designated as Merrill Lynch World Income Focus Fund to Merrill Lynch Global Bond Focus Fund is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 26 to the Registration Statement filed on December 9, 1996.

1(k)	—	Form of Articles of Amendment to Registrant’s Articles of Incorporation relating to designation of Class A and Class B shares is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 27 to the Registration Statement filed on April 25, 1997.

1(l)	—	Form of Articles of Amendment redesignating the Class A and Class B Shares of the Equity Growth Fund as Class A and Class B Shares of the Special Value Focus Fund is incorporated herein by reference to Exhibit 1(l) to Post-Effective Amendment No. 28 to the Registration Statement filed on July 14, 1997.

1(m)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Global Growth Focus Fund Common Stock and Merrill Lynch Capital Focus Fund is incorporated herein by reference to Exhibit 1(m) to Post-Effective Amendment No. 30 to the Registration Statement filed on April 17, 1998.

1(n)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Fundamental Growth Focus Fund Common Stock and a change in the amount of Class A Shares of the Merrill Lynch Basic Value Focus Fund, Merrill Lynch High Current Income Fund, and Merrill Lynch Prime Bond Fund is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 12 to the Registration Statement.

1(o)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Focus Twenty Select Fund is incorporated herein by reference to Exhibit 1(o) to Post-Effective Amendment No. 35 to the Registration Statement filed on April 17, 2000.

1(p)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Capital Focus Fund, Merrill Lynch Special Value Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch Global Strategy Focus Fund and Merrill Lynch Quality Equity Fund are incorporated herein by reference to Exhibit 1(p) to Post-Effective Amendment No. 38 to the Registration Statement filed on April 17, 2001.

1(q)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Core Bond Focus Fund and a change in the amount of Class A Shares of the Merrill Lynch Large Cap Core Focus Fund are incorporated herein by reference to Exhibit 1(q) to Post-Effective Amendment No. 38 to the Registration Statement filed on April 17, 2001.

1(r)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Large Cap Value Focus Fund and a change in the amount of Class B Shares of the Merrill Lynch Large Cap Value Focus Fund are incorporated herein by reference to Exhibit 1(r) to Post-Effective Amendment No. 38 to the Registration Statement filed on April 17, 2001.

1(s)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to changes in the names of the classes of shares of common stock of all Funds is incorporated herein by reference to Exhibit 1(s) to Post-Effective Amendment No. 39 to the Registration Statement filed on April 22, 2002.

1(t)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Domestic Money Market V.I. Fund and a change in the amount of Class A Shares of the Merrill Lynch Government Bond V.I. Fund is incorporated herein by reference to Exhibit 1(t) to Post-Effective Amendment No. 39 to the Registration Statement filed on April 22, 2002.

1(u)	—	Articles of Amendment to Articles Supplementary are incorporated herein by reference to Exhibit 1(u) to Post-Effective Amendment No. 44 to the Registration Statement filed on November 20, 2003.

1(v)	—	Articles Supplementary relating to the designation of Class III shares are incorporated herein by reference to Exhibit 1(v) to Post-Effective Amendment No. 44 to the Registration Statement filed on November 20, 2003.

1(w)	—	Articles Supplementary relating to the designation of shares of common stock as Merrill Lynch International Value V.I. Fund common stock and Merrill Lynch Large Cap Growth V.I. Fund common stock are incorporated herein by reference to Exhibit 1(w) to Post-Effective Amendment No. 44 to the Registration Statement filed on November 20, 2003.

1(x)	—	Articles of Amendment relating to renaming certain series are incorporated herein by reference to Exhibit 1(x) to Post-Effective Amendment No. 52 to the Registration Statement filed on April 19, 2010.

1(y)	—	Articles of Amendment relating to renaming certain series are incorporated herein by reference to Exhibit 1(y) to Post-Effective Amendment No. 53 to the Registration Statement filed on February 15, 2011.

1(z)	—	Form of Articles of Amendment relating to renaming certain series is incorporated herein by reference to Exhibit 1(z) to Post-Effective Amendment No. 57 to the Registration Statement filed on December 23, 2011.

1(aa)	—	Articles of Amendment relating to renaming certain series are incorporated herein by reference to Exhibit 1(aa) to Post-Effective Amendment No. 63 to the Registration Statement filed on January 22, 2013.

1(bb)	—	Articles Supplementary relating to the designation of shares of common stock as BlackRock iShares® Alternative Strategies V.I. Fund, BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock iShares® Dynamic Fixed Income V.I. Fund and BlackRock iShares® Equity Appreciation V.I. Fund are incorporated herein by reference to Exhibit 1(bb) to Post-Effective Amendment No. 67 to the Registration Statement filed on February 14, 2014.

1(cc)	—	Articles of Amendment relating to renaming certain series are incorporated herein by reference to Exhibit 1(cc) to Post-Effective Amendment No. 79 to the Registration Statement filed on September 1, 2015.

1(dd)	—	Articles Supplementary to the Articles of Incorporation Reclassifying Shares of Authorized Capital Stock are incorporated herein by reference to Exhibit 1(dd) to Post-Effective Amendment No. 83 to the Registration Statement filed on April 19, 2017.

1(ee)	—	Articles Supplementary relating to the designation of shares of common stock as BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund are incorporated herein by reference to Exhibit 1(ee) to Post-Effective Amendment No. 89 to the Registration Statement filed on October 3, 2017.

2	—	Amended and Restated By-Laws of Registrant are incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 90 to the Registration Statement filed on November 28, 2017.

3	—	None.

4	—	Form of Agreement and Plan of Reorganization is included herein by reference in Appendix II to the Combined Prospectus/Proxy Statement.

5(a)	—	Specimen certificate for shares of common stock of Registrant is incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 2 to the Registration Statement.

5(b)	—	Instruments Defining Rights of Shareholders. Incorporated by reference to Exhibits 1 and 2 above.

6(a)	—	Investment Management Agreement between the Registrant and BlackRock Advisors, LLC for BlackRock Advantage Large Cap Value V.I. Fund is incorporated herein by reference to Exhibit 4(a) to Post-Effective Amendment No. 48 to the Registration Statement filed on April 23, 2007.

6(b)	—	Investment Management Agreement between the Registrant and BlackRock Advisors, LLC for BlackRock Variable Series Funds, Inc. (except for BlackRock Advantage Large Cap Value V.I. Fund) is incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 48 to the Registration Statement filed on April 23, 2007.

6(c)	—	Amendment No. 1 to the Investment Advisory Agreement between the Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 57 to the Registration Statement filed on December 23, 2011.

6(d)	—	Form of Amendment No. 2 to the Investment Management Agreement between the Registrant and BlackRock Advisors, LLC with respect to BlackRock iShares® Alternative Strategies V.I. Fund, BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock iShares® Dynamic Fixed Income V.I. Fund and BlackRock iShares® Equity Appreciation V.I. Fund is incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 69 to the Registration Statement filed on April 30, 2014.

6(e)	—	Amendment No. 3 to the Investment Management Agreement between the Registrant and BlackRock Advisors, LLC with respect to BlackRock S&P 500 Index V.I. Fund is incorporated herein by reference to Exhibit d(8) to Post-Effective Amendment No. 100 to the Registration Statement filed on May 31, 2018

6(f)		Amendment No. 4 to the Investment Management Agreement between the Registrant and BlackRock Advisors, LLC with respect to BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund is incorporated herein by reference to Exhibit d(9) to Post-Effective Amendment No. 100 to the Registration Statement filed on May 31, 2018.

6(g)	—	Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock International Limited is incorporated herein by reference to Exhibit 4(f) to Post-Effective Amendment No. 50 to the Registration Statement filed on April 13, 2009.

6(h)	—	Form of Sub-Advisory Agreement between BlackRock Fund Advisors, LLC and BlackRock (Hong Kong) Limited is incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 63 to the Registration Statement filed on January 22, 2013.

6(i)	—	Form of Sub-Advisory Agreement between BlackRock Fund Advisors, LLC and BlackRock (Singapore) Limited is incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 63 to the Registration Statement filed on January 22, 2013.

6(j)	—	Form of Sub-Advisory Agreement between BlackRock Fund Advisors, LLC and BlackRock International Limited with respect to BlackRock Managed Volatility V.I. Fund is incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 63 to the Registration Statement filed on January 22, 2013.

6(k)	—	Form of Investment Management Agreement between BlackRock Advisors, LLC and iShares Alternative Strategies V.I. Fund (Cayman) is incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 73 to the Registration Statement filed on August 28, 2014.

6(l)	—	Form of Investment Management Agreement between BlackRock Advisors, LLC and iShares Dynamic Allocation V.I. Fund (Cayman) is incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 73 to the Registration Statement filed on August 28, 2014.

7(a)	—	Form of Distribution Agreement between the Registrant and BlackRock Investments, LLC (formerly, BlackRock Investments, Inc.) (the “Distributor”) is incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 50 to the Registration Statement filed on April 13, 2009.

7(b)	—	Amendment No. 1 to the Distribution Agreement between the Registrant and the Distributor with respect to BlackRock iShares® Alternative Strategies V.I. Fund, BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock iShares® Dynamic Fixed Income V.I. Fund and BlackRock iShares® Equity Appreciation V.I. Fund is incorporated herein by reference to Exhibit e(2) to Post-Effective Amendment No. 100 to the Registration Statement filed on May 31, 2018.

7(c)	—	Amendment No. 2 to the Distribution Agreement between the Registrant and the Distributor with respect to BlackRock International Index V.I. Fund and BlackRock Small Cap Index V.I. Fund is incorporated herein by reference to Exhibit e(3) to Post-Effective Amendment No. 100 to the Registration Statement filed on May 31, 2018.

8	—	None.

9(a)	—	Form of Custodian Agreement with The Bank of New York is incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 2 to the Registration Statement.

9(b)	—	Form of Custodian Agreement with Brown Brothers Harriman & Co is incorporated herein by reference to Exhibit 7 to Amendment No. 2 to the Registration Statement on Form N-1A of Master Large Cap Series Trust (File No. 811-09739) filed on January 30, 2002.

9(c)	—	Form of Custody Agreement with The Bank of New York Mellon is incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 52 of the Registration Statement on Form N-1A of BlackRock Total Return Fund of BlackRock Bond Fund, Inc. (File No. 2-62329) filed on January 28, 2013.

9(d)	—	Form of Master Global Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit 7(d) of Post-Effective Amendment No. 728 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305) filed on July 28, 2017.

10(a)	—	Amended and Restated Distribution Plan for Class II Shares of the Registrant between the Registrant and the Distributor is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 75 to the Registration Statement filed on April 17, 2015.

10(b)	—	Amended and Restated Distribution Plan for Class III Shares of the Registrant between the Registrant and the Distributor is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 75 to the Registration Statement filed on April 17, 2015.

10(c)	—	Rule 18f-3 Plan, as revised, is incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 44 to the Registration Statement filed on November 20, 2003.

11	—	Opinion of Miles & Stockbridge P.C. as to the legality of the securities being registered is incorporated herein by reference to Exhibit 11 to the Registrant’s Registration Statement on Form N-14 (File No. 333-225643) filed on August 13, 2018

12(a)	—	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement with respect to the reorganization of International Equity Index Fund into BlackRock International Index V.I. Fund.*

12(b)	—	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement with respect to the reorganization of Large Cap Equity Index Fund into BlackRock S&P 500 Index V.I. Fund.*

12(c)	—	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement with respect to the reorganization of Money Market Fund into BlackRock Government Money Market V.I. Fund.*

12(d)	—	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement with respect to the reorganization of Small Cap Equity Index Fund into BlackRock Small Cap Index V.I. Fund.*

12(e)	—	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement with respect to the reorganization of Stock and Bond Balanced Fund into BlackRock iShares® Dynamic Allocation V.I. Fund.*

13(a)	—	Form of Fourth Amended and Restated Securities Lending Agency Agreement between the Registrant and BlackRock Investment Management, LLC is incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 808 of the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305) filed on January 25, 2018.

13(b)	—	Form of Transfer Agency and Shareholder Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Series Funds, Inc. (File No. 2-69062) filed on April 18, 2014.

13(c)	—	Form of Fifth Amended and Restated Credit Agreement among the Registrant, a syndicate of banks and certain other parties is incorporated herein by reference to Exhibit 8(d) to Amendment No. 63 to the Registration Statement of Form N-1A of BlackRock Series Fund, Inc. (File No. 002-69062) filed on April 23, 2018.

13(d)	—	Form of Eighth Amended and Restated Expense Limitation Agreement, by and between the Registrant and BlackRock Advisors, LLC, among others is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 736 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305) filed on September 28, 2017.

13(e)	—	Form of Amended Accounting Support Services Agreement between the Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of BlackRock Natural Resources Trust (File No. 2-97095) filed on November 24, 2015.

13(f)	—	Form of Master Fund Services Agreement between Registrant and JPMorgan Chase Bank, N.A is incorporated herein by reference to Exhibit 8(n) of Post-Effective Amendment No. 728 to the Registration Statement on Form N-1A of BlackRock FundsSM (File No. 33-26305) filed on July 28, 2017.

14(a)	—	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for International Equity Index Fund, Large Cap Equity Index Fund, Money Market Fund, Small Cap Equity Index Fund and Stock and Bond Balanced Fund is incorporated herein by reference to Exhibit 14(a) to the Registrant’s Registration Statement on Form N-14 (File No. 333-225643) filed on August 13, 2018.

14(b)	—	Consent of Deloitte &Touche LLP, independent registered public accounting firm for BlackRock Total Return V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Government Money Market V.I. Fund and BlackRock iShares® Dynamic Allocation V.I. Fund is incorporated herein by reference to Exhibit 14(b) to the Registrant’s Registration Statement on Form N-14 (File No. 333-225643) filed on August 13, 2018.

15	—	None.

16	—	Power of Attorney is incorporated herein by reference to Exhibit 16 to the Registrant’s Registration Statement on Form N-14 (File No. 333-225643), filed on June 14, 2018.

17	—	None.

*	Filed herewith.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on November 26, 2018.

BLACKROCK VARIABLE SERIES FUNDS, INC. (Registrant)

on behalf of BlackRock Government Money Market V.I. Fund, BlackRock International Index V.I. Fund, BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer) (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer	November 26, 2018
John M. Perlowski	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	November 26, 2018
Neal J. Andrews	Financial and Accounting Officer)

JAMES H. BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

HENRY GABBAY*	Director
(Henry Gabbay)

LENA G. GOLDBERG*	Director
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

HENRY R. KEIZER*	Director
(Henry R. Keizer)

JOHN F. O’BRIEN*	Director
(John F. O’Brien)

DONALD C. OPATRNY*	Director
(Donald C. Opatrny)

ROBERT FAIRBAIRN*	Director
(Robert Fairbairn)

*By:	/s/ BENJAMIN ARCHIBALD	November 26, 2018
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

iShares Dynamic Allocation V.I. Fund (Cayman) has duly caused this Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to iShares Dynamic Allocation V.I. Fund (Cayman), to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on November 26, 2018.

iShares Dynamic Allocation V.I. Fund (Cayman)

By	/s/ John M. Perlowski
(John M. Perlowski, Director)

This Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to iShares Dynamic Allocation V.I. (Cayman), has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John M. Perlowski	Director, iShares Dynamic Allocation V.I. Fund (Cayman)	November 26, 2018
(John M. Perlowski)

/s/ Neal J. Andrews	Director, iShares Dynamic Allocation V.I. Fund (Cayman)	November 26, 2018
(Neal J. Andrews)

EXHIBIT INDEX

Exhibits	Description of Exhibit

12(a)	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement with respect to the reorganization of International Equity Index Fund into BlackRock International Index V.I. Fund

12(b)	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement with respect to the reorganization of Large Cap Equity Index Fund into BlackRock S&P 500 Index V.I. Fund

12(c)	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement with respect to the reorganization of Money Market Fund into BlackRock Government Money Market V.I. Fund

12(d)	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement with respect to the reorganization of Small Cap Equity Index Fund into BlackRock Small Cap Index V.I. Fund

12(e)	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement with respect to the reorganization of Stock and Bond Balanced Fund into BlackRock iShares® Dynamic Allocation V.I. Fund